Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

Reverse Stock Split

On July 14, 2020, the Board of Directors of the Company approved a 1-for-6 reverse split of the Company’s outstanding shares of common stock. Holders of a majority of shares of the Company’s common stock have provided their consent for such reverse stock split. The Company intends to implement such reverse stock split upon receiving regulatory approval for such action, providing appropriate legal notice to stockholders, and approval for the Company’s common stock to be listed on the Nasdaq Capital Market.

2020 Stock Incentive Plan

On July 14, 2020, the Board of Directors of the Company adopted the 2020 Stock Incentive Plan (the “2020 Plan”), which provides for the granting of equity-based awards, consisting of stock options, restricted stock, restricted stock units, stock appreciation rights, and other stock-based awards to employees, officers, directors and consultants of the Company and its affiliates for up to 14,000,000 shares of the Company’s common stock, under terms and conditions as determined by the Company’s Board of Directors.

Extension of Warrants

Effective September 14, 2015, in connection with the Collaboration Agreement with BioPharmaWorks as described at Note 7, the Company issued to BioPharmaWorks two stock options, in the form of warrants, to purchase 1,000,000 shares (500,000 shares per warrant) of the Company’s common stock. The first warrant vested on September 14, 2016 and was exercisable for a period of five years from the date of grant at $1.00 per share. The second warrant vested on September 14, 2017 and was exercisable for a period of five years from the date of grant at $2.00 per share. On July 3, 2020, the Company’s Board of Directors approved an extension of the term of the outstanding warrants to acquire an aggregate of 1,000,000 shares of the Company’s common stock from September 14, 2020 to September 14, 2025. The Company’s closing stock price on July 2, 2020 was $0.90 per share.

Employment Agreements

Dr. John Kovach. On July 15, 2020, the Company entered into an employment agreement with Dr. John Kovach pursuant to which Dr. Kovach is to continue to act as the Company’s President, Chief Scientific Officer, and Chief Executive Officer. His responsibilities shall be for the oversight of the Company’s entire operations and strategic planning and shall be the primary contact between the Company’s executive team and the Board of Directors, to whom he shall report. Dr. Kovach shall supervise all scientific endeavors, providing guidance to the Chief Medical Officer. He shall be the principal spokesperson for the Company. Dr. Kovach will receive an annual salary of $250,000, payable monthly. The effective date of the agreement is October 1, 2020, and shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one year period, (ii) his death, or (iii) termination for cause.

Eric Forman. On July 15, 2020, as amended on August 12, 2020, the Company entered into an employment agreement with Eric Forman, pursuant to which Mr. Forman will act as the Company’s Chief Administrative Officer reporting directly to the Company’s Chief Executive Officer. His primary function shall be to oversee the internal operations of the Company, including IT, licensing, legal, personnel, marketing, and corporate governance. Mr. Forman will receive an annual salary of $120,000, payable monthly. He will also receive options for 350,000 shares of common stock. The options can be exercised on a cashless basis. The options will have a term of 5 years and an exercise price of $1.19 per share, which was equal to the closing price of the Company’s common stock of the grant date. The options will vest as to 25% on August 12, 2020, and 25% vesting on each of the first, second and third anniversaries of the grant date. The effective date of the agreement is October 1, 2020, and shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one year period, (ii) his death, or (iii) termination for cause.

Dr. James Miser. On August 1, 2020, the Company entered into an employment agreement with Dr. James Miser, M.D., pursuant to which Dr. Miser was appointed as the Company’s Chief Medical Officer. Under the employment agreement, Dr. Miser will play a leadership role in planning, implementation and oversight of clinical trials. He will be responsible for assisting and developing strategic clinical goals and the implementation and safety monitoring of investigational studies. He will be the primary medical monitor for all clinical investigational studies and for the oversight of third party CRO monitors. He will work closely with the Company’s Chief Executive Officer on the development of specific goals needed to ensure the timely implementation of appropriate clinical studies needed for successful registration of therapeutic products and new drug development. Dr. Miser will be required to devote at least 50% of his business time to Company activities. Dr. Miser will receive an annual salary of $150,000. He will also receive options for 500,000 shares of the Company’s common stock. The options will have a term of five years and an exercise price of $1.19 per share, which was equal to the closing price of the Company’s common stock on the effective date of the employment agreement. The options can be exercised on a cashless basis. The options will vest as to 25% on the effective date, and 25% on each of the first, second and third anniversaries of the effective date. The effective date of the agreement is August 1, 2020. The agreement shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one-year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one-year period, (ii) his death, or (iii) termination for cause.

Robert Weingarten. On August 12, 2020, the Company entered into an employment agreement with Robert N. Weingarten pursuant to which Mr. Weingarten was appointed as the Company’s Vice-President and Chief Financial Officer. Mr. Weingarten will receive an annual salary of $120,000. He will also receive options for 350,000 shares of common stock. The options can be exercised on a cashless basis. The options will have a term of five years and an exercise price of $1.19 per share, which was equal to the closing price of the Company’s common stock on the effective date of the employment agreement. The options will vest as to 25% on the effective date, and 25% on each of the first, second and third anniversaries of the effective date. The effective date of the agreement is August 12, 2020. The agreement shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one-year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one-year period, (ii) his death, or (iii) termination for cause.

Agreement with Foundation for Angelman Syndrome Therapy

Effective August 12, 2020, the Company entered into a Master Service Agreement with the Foundation for Angelman Syndrome Therapy (FAST) to collaborate in supporting preclinical studies of the potential benefit of LB-100 in a mouse model of Angelman Syndrome (AS) as reported in The Proceedings of The National Academy of Science (Wang et al, June 3, 2019). The preclinical studies will take place at The University of California - Davis under the direction of Dr. David Segal, an internationally recognized leader in AS research. If the preclinical studies confirm that LB-100 reduces AS signs in rodent models, the Company has agreed to enter into discussions with FAST with respect to possible collaborations to most efficiently assess the benefit of LB-100 in patients with AS, which is a rare disease affecting an estimated one out of 12,000 to one out of 20,000 persons in the United States. The genetic cause of AS, reduced function of a specific maternal gene called Ube3, has been understood for some time, but the molecular abnormality resulting from the genetic lesion has now been shown to be increased concentrations of protein phosphatase 2A (PP2A), a molecular target of our investigational compound, LB-100.  The Company agreed to provide FAST with a supply of LB-100 to be utilized in the conduct of this study, which is initially expected to be completed within three years. Conditioned on FAST’s completion of this study, the Company has agreed to pay FAST five percent (5%) of all proceeds, as defined in the Master Service Agreement, received by the Company, up to a maximum of $250,000 from the exploitation of the study results.

The Company performed an evaluation of subsequent events through the date of filing of these consolidated financial statements with the SEC. There were no material subsequent events which affected, or could affect, the amounts or disclosures in the consolidated financial statements other than those discussed above.

8. Subsequent Events

The Company performed an evaluation of subsequent events through the date of filing of these consolidated financial statements with the SEC. There were no material subsequent events which affected, or could affect, the amounts or disclosures in the consolidated financial statements.